Deferred Revenue - Schedule of Deferred Revenue Performance Obligation (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Deferred Revenue [Abstract]
Payments received from our clients in advance of performance obligations	$ 38,794	$ 304,144	$ 31,734	$ 248,797	$ 296,304